Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Information, by Segment

	Operating Earnings
Year Ended December 31, 2013	Retail	Corporate Benefit Funding	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$387	$184	$35	$606	$—	$606
Universal life and investment-type product policy fees	2,155	35	—	2,190	146	2,336
Net investment income	1,614	1,162	112	2,888	(36)	2,852
Other revenues	587	5	—	592	—	592
Net investment gains (losses)	—	—	—	—	82	82
Net derivative gains (losses)	—	—	—	—	(1,052)	(1,052)
Total revenues	4,743	1,386	147	6,276	(860)	5,416
Expenses
Policyholder benefits and claims	737	749	14	1,500	207	1,707
Interest credited to policyholder account balances	906	136	—	1,042	(5)	1,037
Goodwill impairment	—	—	—	—	66	66
Capitalization of DAC	(475)	(2)	(27)	(504)	—	(504)
Amortization of DAC and VOBA	552	5	1	558	(508)	50
Interest expense on debt	—	—	68	68	122	190
Other expenses	1,816	36	71	1,923	—	1,923
Total expenses	3,536	924	127	4,587	(118)	4,469
Provision for income tax expense (benefit)	395	162	(86)	471	(244)	227
Operating earnings	$812	$300	$106	1,218
Adjustments to:
Total revenues				(860)
Total expenses				118
Provision for income tax (expense) benefit				244
Income (loss) from continuing operations, net of income tax				$720		$720

At December 31, 2013	Retail	Corporate Benefit Funding	Corporate & Other	Total
	(In millions)
Total assets	$146,515	$30,822	$10,702	$188,039
Separate account assets	$95,692	$2,088	$—	$97,780
Separate account liabilities	$95,692	$2,088	$—	$97,780

	Operating Earnings
Year Ended December 31, 2012	Retail	Corporate Benefit Funding	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$498	$629	$134	$1,261	$—	$1,261
Universal life and investment-type product policy fees	2,081	29	14	2,124	137	2,261
Net investment income	1,525	1,167	185	2,877	75	2,952
Other revenues	505	6	—	511	—	511
Net investment gains (losses)	—	—	—	—	152	152
Net derivative gains (losses)	—	—	—	—	1,003	1,003
Total revenues	4,609	1,831	333	6,773	1,367	8,140
Expenses
Policyholder benefits and claims	738	1,161	128	2,027	362	2,389
Interest credited to policyholder account balances	943	162	—	1,105	42	1,147
Goodwill impairment	—	—	—	—	394	394
Capitalization of DAC	(848)	(5)	(33)	(886)	—	(886)
Amortization of DAC and VOBA	666	10	2	678	357	1,035
Interest expense on debt	—	—	68	68	163	231
Other expenses	2,229	39	66	2,334	6	2,340
Total expenses	3,728	1,367	231	5,326	1,324	6,650
Provision for income tax expense (benefit)	332	162	(30)	464	(92)	372
Operating earnings	$549	$302	$132	983
Adjustments to:
Total revenues				1,367
Total expenses				(1,324)
Provision for income tax (expense) benefit				92
Income (loss) from continuing operations, net of income tax				$1,118		$1,118

At December 31, 2012	Retail	Corporate Benefit Funding	Corporate & Other	Total
	(In millions)
Total assets	$136,074	$33,140	$15,323	$184,537
Separate account assets	$84,106	$2,008	$—	$86,114
Separate account liabilities	$84,106	$2,008	$—	$86,114

	Operating Earnings
Year Ended December 31, 2011	Retail	Corporate Benefit Funding	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$710	$1,071	$47	$1,828	$—	$1,828
Universal life and investment-type product policy fees	1,764	34	36	1,834	122	1,956
Net investment income	1,423	1,175	181	2,779	295	3,074
Other revenues	502	5	1	508	—	508
Net investment gains (losses)	—	—	—	—	35	35
Net derivative gains (losses)	—	—	—	—	1,096	1,096
Total revenues	4,399	2,285	265	6,949	1,548	8,497
Expenses
Policyholder benefits and claims	896	1,598	46	2,540	120	2,660
Interest credited to policyholder account balances	988	180	—	1,168	21	1,189
Goodwill impairment	—	—	—	—	—	—
Capitalization of DAC	(1,301)	(7)	(57)	(1,365)	—	(1,365)
Amortization of DAC and VOBA	791	4	6	801	358	1,159
Interest expense on debt	—	—	67	67	322	389
Other expenses	2,568	42	163	2,773	25	2,798
Total expenses	3,942	1,817	225	5,984	846	6,830
Provision for income tax expense (benefit)	161	164	(70)	255	238	493
Operating earnings	$296	$304	$110	710
Adjustments to:
Total revenues				1,548
Total expenses				(846)
Provision for income tax (expense) benefit				(238)
Income (loss) from continuing operations, net of income tax				$1,174		$1,174

Premiums, Universal Life and Investment-Type Policy Fees and Other Revenue by Product Groups for Reportable Segment
The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company’s segments, as well as Corporate & Other:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Life insurance (1)	$3,528	$4,026	$4,285
Accident and health insurance	6	7	7
Total	$3,534	$4,033	$4,292
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(1)	Includes annuities and corporate benefit funding products.

Total premiums, universal life & investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations
The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company’s U.S. and foreign operations:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
U.S.	$3,442	$3,329	$3,222
Foreign:
United Kingdom	92	556	986
Other (1)	—	148	84
Total	$3,534	$4,033	$4,292

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(1)	See Note 3 for information on the disposition of a subsidiary.